Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Interest Bearing Deposits
Following is a summary of interest-bearing deposits at December 31:

	2020	2019
NOW accounts	$185,364	$158,434
Savings and Money Market	286,937	230,672
Time:
In denominations of $250,000 or less	165,834	175,334
In denominations of more than $250,000	40,827	34,424
Total time deposits	206,661	209,758
Total interest-bearing deposits	$678,962	$598,864

Maturities of Time Deposits	Following is a summary of total time deposits by remaining maturity at December 31, 2020:
2021	$136,634
2022	51,677
2023	13,727
2024	3,289
2025	1,147
Thereafter	187
Total	$206,661